Themes ETF Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

January 30, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re	Themes ETF Trust (the “Trust”)
File Nos. 811-23872 and 333-271700
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on January 27, 2025.

If you have any additional questions or require further information, please do not hesitate to contact me at (513) 493-5880 or josh.hinderliter@usbank.com.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
U.S. Bank Global Fund Services,
as administrator for the Trust

Appendix A
Themes Airlines ETF
Themes Alcoholic Beverage ETF
Themes Autonomous Driving ETF
Themes China Technology ETF
Themes Cloud Computing ETF
Themes Copper Miners ETF
Themes Cybersecurity ETF
Themes European Luxury ETF
Themes Future of Farming ETF
Themes Generative Artificial Intelligence ETF
Themes Global Systemically Important Banks ETF
Themes Gold Miners ETF
Themes Industry 4.0 ETF
Themes Junior Gold Miners ETF
Themes Lithium & Battery Metal Miners ETF
Themes Natural Monopoly ETF
Themes Renewable Energy ETF
Themes Robotics & Automation ETF
Themes Semiconductors ETF
Themes Silver Miners ETF
Themes Solar Energy ETF
Themes Transatlantic Defense ETF
Themes Uranium & Nuclear ETF
Themes US BuyBack Champions ETF
Themes US Capital Stability Champions ETF
Themes US Cash Flow Champions ETF
Themes US Infrastructure ETF
Themes US Internet ETF
Themes US Pricing Power Champions ETF
Themes US R&D Champions ETF
Themes US Small Cap Cash Flow Champions ETF
Themes Waste & Recycling ETF
Themes Wind Energy ETF